Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Line Items]
Uncertain tax position	25.00%	25.00%	25.00%
Changes in valuation allowance for deferred tax asset	(25.00%)	(25.00%)	(25.00%)
Total tax rate	25.00%	25.00%	25.00%
HK statutory income tax rate [Member]
Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Line Items]
Uncertain tax position	16.50%	16.50%	16.50%
Changes in valuation allowance for deferred tax asset	(16.50%)	(16.50%)	(16.50%)
UK statutory income tax rate [Member]
Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Line Items]
Uncertain tax position		19.00%	19.00%
Changes in valuation allowance for deferred tax asset		(19.00%)	(19.00%)
Australian statutory income tax rate [Member]
Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Line Items]
Uncertain tax position		27.50%	27.50%
Changes in valuation allowance for deferred tax asset		(27.50%)	(27.50%)
PRC statutory income tax rate [Member]
Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Line Items]
Uncertain tax position	25.00%	25.00%	25.00%